MASSMUTUAL SELECT FUNDS

Supplement dated September 13, 2005 to the

Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information supplements the information found in the second paragraph found under Principal Investment Strategies and Risks on page 4 for the Strategic Bond Fund and the third paragraph found under Principal Investment Strategies and Risks on page 6 for the Strategic Balanced Fund:

Western Asset Management Company Limited (“WAML”), an affiliate of Western Asset, has sub-advisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset will determine the portion of the Fund’s assets to be allocated to non-U.S. dollar denominated securities from time to time. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes relevant.

Effective September 13, 2005, Massachusetts Financial Services Company (“MFS”) will replace American Century Global Investment Management, Inc. (“American Century”) as one of the Overseas Fund’s Sub-Advisers.

Effective September 13, 2005, the following information replaces the first four paragraphs found under Principal Investment Strategies and Risks on page 42:

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, Massachusetts Financial Services Company (“MFS”) and Harris Associates L.P. (“Harris”), are each responsible for a portion of the portfolio, but not necessarily equal weighted. Each focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins and/or capital efficiency. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

For MFS, a company’s principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in, a country, (b) has its principal securities trading markets in a country, (c) derives 50% of its total revenues from goods sold or services performed in the country, or (d) has 50% or more of its assets in the country.

MFS focuses on foreign countries that it believes have above average growth potential and that are also trading at a reasonable valuation. MFS may invest in securities traded in the Over-the-Counter (OTC) markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing its equity-oriented funds it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by a portfolio manager and MFS’ large group of equity research analysts.

Effective September 13, 2005, the following information replaces the seventh paragraph found under Principal Investment Strategies and Risks on page 42:

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk, Over-the-Counter Risk and Leveraging Risk.

Effective September 13, 2005, the following information replaces similar information found on page 43 for American Century:

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 26.42% for the quarter ended December 31, 1999 and the lowest was –15.96% for the quarter ended September 30, 1998 .

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares MFS’ investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Since Inception (3/96)
MFS Composite
Class S*	18.89%		2.37%	9.16%
Class Y*	18.84%		2.32%	9.10%
Class L*	18.69%		2.16%	8.95%
Class A*	11.62%		0.71%	8.05%
Class N*	17.14%		1.61%	8.38%

MSCI EAFE^	20.25%	–	1.13%	5.62%

*	MFS’ Similar Account Performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Overseas Fund’s share classes, including sales loads. The bar chart is based on Class S expenses. MFS replaced American Century Global Investment Management, Inc. as one of the Fund’s Sub-Advisers on September 13, 2005. The composite performance does not represent the historical performance of the MassMutual Select Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

Effective September 13, 2005, the following information supplements the information found in the section titled Summary of Principal Risks:

•

Over-the-Counter Risk. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and funds that invest in these stocks may experience difficulty in purchasing or selling these securities at a fair price.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled About the Investment Adviser and Sub-Advisers:

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages a portion of the portfolio of the Overseas Fund. MFS had approximately $150 billion in assets under management as of June 30, 2005. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

David R. Mannheim is a portfolio manager of a portion of the Overseas Fund. Mr. Mannheim, a Senior Vice President of MFS, is a Director of Equity Portfolio Management and serves on MFS’ Investment Management Committee. Mr. Mannheim joined MFS in 1988 as an equity research analyst following non-U.S. securities before becoming a portfolio manager in 1992. Prior to joining MFS, Mr. Mannheim worked as a lending officer for Midatlantic National Bank.

Marcus L. Smith is a portfolio manager of a portion of the Overseas Fund. Mr. Smith, a Senior Vice President of MFS, is a Director of Asian Research. Mr. Smith joined MFS in 1994 as an equity research analyst following European securities before becoming a portfolio manager in 2001. Prior to joining MFS, Mr. Smith was a Senior Consultant for Andersen Consulting.

The following information supplements the information for Western Asset found in the section titled About the Investment Adviser and Sub-Advisers:

Western Asset Management Company Limited (“WAML”), a United Kingdom corporation, is located at 115 Bishopgate, London, UK EC2M3XG. WAML manages the non-U.S. dollar denominated investments of the Strategic Bond Fund and of the portion of the portfolio of the Strategic Balanced Fund managed by Western Asset. WAML provides investment advice to mutual funds and other entities and is a wholly owned subsidiary of Legg Mason, Inc. As of June 30, 2005 WAML managed approximately $56.4 billion in assets.

Detlev Schlichter is a portfolio manager of a portion of the Strategic Bond Fund and the Strategic Balanced Fund. Mr. Schlichter has been employed by WAML as a Portfolio Manager since December 2001. Prior to that he was the Director of European Bond Team, Merrill Lynch Investment Managers, 1998-2001.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled Investment Performance:

MFS. Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser of a portion of the Overseas Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by MFS.

The following information supplements the information found under the heading “Issuer Diversification” in the section titled Additional Investment Policies and Risk Considerations:

The Indexed Equity Fund is hereby deleted from the list of Funds identified as being non-diversified.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-05-2

MASSMUTUAL SELECT FUNDS

Supplement dated September 13, 2005 to the

Y Shares Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information supplements the information found in the second paragraph found under Principal Investment Strategies and Risks on page 4 for the Strategic Bond Fund and the third paragraph found under Principal Investment Strategies and Risks on page 6 for the Strategic Balanced Fund:

Western Asset Management Company Limited (“WAML”), an affiliate of Western Asset, has sub-advisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset will determine the portion of the Fund’s assets to be allocated to non-U.S. dollar denominated securities from time to time. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes relevant.

Effective September 13, 2005, Massachusetts Financial Services Company (“MFS”) will replace American Century Global Investment Management, Inc. (“American Century”) as one of the Overseas Fund’s Sub-Advisers.

Effective September 13, 2005, the following information replaces the first four paragraphs found under Principal Investment Strategies and Risks on page 42:

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, Massachusetts Financial Services Company (“MFS”) and Harris Associates L.P. (“Harris”), are each responsible for a portion of the portfolio, but not necessarily equal weighted. Each focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins and/or capital efficiency. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

For MFS, a company’s principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in, a country, (b) has its principal securities trading markets in a country, (c) derives 50% of its total revenues from goods sold or services performed in the country, or (d) has 50% or more of its assets in the country.

MFS focuses on foreign countries that it believes have above average growth potential and that are also trading at a reasonable valuation. MFS may invest in securities traded in the Over-the-Counter (OTC) markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing its equity-oriented funds it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by a portfolio manager and MFS’ large group of equity research analysts.

Effective September 13, 2005, the following information replaces the seventh paragraph found under Principal Investment Strategies and Risks on page 42:

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk, Over-the-Counter Risk and Leveraging Risk.

Effective September 13, 2005, the following information replaces similar information found on page 43 for American Century:

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 26.41% for the quarter ended December 31, 1999 and the lowest was –15.97% for the quarter ended September 30, 1998 .

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares MFS’ investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Since Inception (3/96)
MFS Composite Class Y*	18.84%		2.32%	9.10%

MSCI EAFE^	20.25%	–	1.13%	5.62%

*	MFS’ Similar Account Performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Overseas Fund’s Y share class. The bar chart is based on Class Y expenses. MFS replaced American Century Global Investment Management, Inc. as one of the Fund’s Sub-Advisers on September 13, 2005. The composite performance does not represent the historical performance of the MassMutual Select Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

Effective September 13, 2005, the following information supplements the information found in the section titled Summary of Principal Risks:

•	Over-the-Counter Risk. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and funds that invest in these stocks may experience difficulty in purchasing or selling these securities at a fair price.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled About the Investment Adviser and Sub-Advisers:

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages a portion of the portfolio of the Overseas Fund. MFS had approximately $150 billion in assets under management as of June 30, 2005. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

David R. Mannheim is a portfolio manager of a portion of the Overseas Fund. Mr. Mannheim, a Senior Vice President of MFS, is a Director of Equity Portfolio Management and serves on MFS’ Investment Management Committee. Mr. Mannheim joined MFS in 1988 as an equity research analyst following non-U.S. securities before becoming a portfolio manager in 1992. Prior to joining MFS, Mr. Mannheim worked as a lending officer for Midatlantic National Bank.

Marcus L. Smith is a portfolio manager of a portion of the Overseas Fund. Mr. Smith, a Senior Vice President of MFS, is a Director of Asian Research. Mr. Smith joined MFS in 1994 as an equity research analyst following European securities before becoming a portfolio manager in 2001. Prior to joining MFS, Mr. Smith was a Senior Consultant for Andersen Consulting.

The following information supplements the information for Western Asset found in the section titled About the Investment Adviser and Sub-Advisers:

Western Asset Management Company Limited (“WAML”), a United Kingdom corporation, is located at 115 Bishopgate, London, UK EC2M3XG. WAML manages the non-U.S. dollar denominated investments of the Strategic Bond Fund and of the portion of the portfolio of the Strategic Balanced Fund managed by Western Asset. WAML provides investment advice to mutual funds and other entities and is a wholly owned subsidiary of Legg Mason, Inc. As of June 30, 2005 WAML managed approximately $56.4 billion in assets.

Detlev Schlichter is a portfolio manager of a portion of the Strategic Bond Fund and the Strategic Balanced Fund. Mr. Schlichter has been employed by WAML as a Portfolio Manager since December 2001. Prior to that he was the Director of European Bond Team, Merrill Lynch Investment Managers, 1998-2001.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled Investment Performance:

MFS. Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser of a portion of the Overseas Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by MFS.

The following information supplements the information found under the heading “Issuer Diversification” in the section titled Additional Investment Policies and Risk Considerations:

The Indexed Equity Fund is hereby deleted from the list of Funds identified as being non-diversified.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001Y-05-2

MASSMUTUAL SELECT FUNDS

Supplement dated September 13, 2005 to the

S Shares Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information supplements the information found in the second paragraph found under Principal Investment Strategies and Risks on page 4 for the Strategic Bond Fund and the third paragraph found under Principal Investment Strategies and Risks on page 6 for the Strategic Balanced Fund:

Western Asset Management Company Limited (“WAML”), an affiliate of Western Asset, has sub-advisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset will determine the portion of the Fund’s assets to be allocated to non-U.S. dollar denominated securities from time to time. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes relevant.

Effective September 13, 2005, Massachusetts Financial Services Company (“MFS”) will replace American Century Global Investment Management, Inc. (“American Century”) as one of the Overseas Fund’s Sub-Advisers.

Effective September 13, 2005, the following information replaces the first four paragraphs found under Principal Investment Strategies and Risks on page 42:

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, Massachusetts Financial Services Company (“MFS”) and Harris Associates L.P. (“Harris”), are each responsible for a portion of the portfolio, but not necessarily equal weighted. Each focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins and/or capital efficiency. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

For MFS, a company’s principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in, a country, (b) has its principal securities trading markets in a country, (c) derives 50% of its total revenues from goods sold or services performed in the country, or (d) has 50% or more of its assets in the country.

MFS focuses on foreign countries that it believes have above average growth potential and that are also trading at a reasonable valuation. MFS may invest in securities traded in the Over-the-Counter (OTC) markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing its equity-oriented funds it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by a portfolio manager and MFS’ large group of equity research analysts.

Effective September 13, 2005, the following information replaces the seventh paragraph found under Principal Investment Strategies and Risks on page 42:

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk, Over-the-Counter Risk and Leveraging Risk.

Effective September 13, 2005, the following information replaces similar information found on page 43 for American Century:

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 26.42% for the quarter ended December 31, 1999 and the lowest was –15.96% for the quarter ended September 30, 1998.

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares MFS’ investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Since Inception (3/96)
MFS Composite Class S*	18.89%		2.37%	9.16%

MSCI EAFE^	20.25%	–	1.13%	5.62%

*	MFS’ Similar Account Performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Overseas Fund’s S share class. The bar chart is based on Class S expenses. MFS replaced American Century Global Investment Management, Inc. as one of the Fund’s Sub-Advisers on September 13, 2005. The composite performance does not represent the historical performance of the MassMutual Select Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

Effective September 13, 2005, the following information supplements the information found in the section titled Summary of Principal Risks:

•	Over-the-Counter Risk. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and funds that invest in these stocks may experience difficulty in purchasing or selling these securities at a fair price.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled About the Investment Adviser and Sub-Advisers:

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages a portion of the portfolio of the Overseas Fund. MFS had approximately $150 billion in assets under management as of June 30, 2005. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

David R. Mannheim is a portfolio manager of a portion of the Overseas Fund. Mr. Mannheim, a Senior Vice President of MFS, is a Director of Equity Portfolio Management and serves on MFS’ Investment Management Committee. Mr. Mannheim joined MFS in 1988 as an equity research analyst following non-U.S. securities before becoming a portfolio manager in 1992. Prior to joining MFS, Mr. Mannheim worked as a lending officer for Midatlantic National Bank.

Marcus L. Smith is a portfolio manager of a portion of the Overseas Fund. Mr. Smith, a Senior Vice President of MFS, is a Director of Asian Research. Mr. Smith joined MFS in 1994 as an equity research analyst following European securities before becoming a portfolio manager in 2001. Prior to joining MFS, Mr. Smith was a Senior Consultant for Andersen Consulting.

The following information supplements the information for Western Asset found in the section titled About the Investment Adviser and Sub-Advisers:

Western Asset Management Company Limited (“WAML”), a United Kingdom corporation, is located at 115 Bishopgate, London, UK EC2M3XG. WAML manages the non-U.S. dollar denominated investments of the Strategic Bond Fund and of the portion of the portfolio of the Strategic Balanced Fund managed by Western Asset. WAML provides investment advice to mutual funds and other entities and is a wholly owned subsidiary of Legg Mason, Inc. As of June 30, 2005 WAML managed approximately $56.4 billion in assets.

Detlev Schlichter is a portfolio manager of a portion of the Strategic Bond Fund and the Strategic Balanced Fund. Mr. Schlichter has been employed by WAML as a Portfolio Manager since December 2001. Prior to that he was the Director of European Bond Team, Merrill Lynch Investment Managers, 1998-2001.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled Investment Performance:

MFS. Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser of a portion of the Overseas Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by MFS.

The following information supplements the information found under the heading “Issuer Diversification” in the section titled Additional Investment Policies and Risk Considerations:

The Indexed Equity Fund is hereby deleted from the list of Funds identified as being non-diversified.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001S-05-2

MASSMUTUAL SELECT FUNDS

Supplement dated September 13, 2005 to the

N Shares Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information supplements the information found in the second paragraph found under Principal Investment Strategies and Risks on page 4 for the Strategic Bond Fund and the third paragraph found under Principal Investment Strategies and Risks on page 6 for the Strategic Balanced Fund:

Western Asset Management Company Limited (“WAML”), an affiliate of Western Asset, has sub-advisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset will determine the portion of the Fund’s assets to be allocated to non-U.S. dollar denominated securities from time to time. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes relevant.

Effective September 13, 2005, Massachusetts Financial Services Company (“MFS”) will replace American Century Global Investment Management, Inc. (“American Century”) as one of the Overseas Fund’s Sub-Advisers.

Effective September 13, 2005, the following information replaces the first four paragraphs found under Principal Investment Strategies and Risks on page 42:

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, Massachusetts Financial Services Company (“MFS”) and Harris Associates L.P. (“Harris”), are each responsible for a portion of the portfolio, but not necessarily equal weighted. Each focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins and/or capital efficiency. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

For MFS, a company’s principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in, a country, (b) has its principal securities trading markets in a country, (c) derives 50% of its total revenues from goods sold or services performed in the country, or (d) has 50% or more of its assets in the country.

MFS focuses on foreign countries that it believes have above average growth potential and that are also trading at a reasonable valuation. MFS may invest in securities traded in the Over-the-Counter (OTC) markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing its equity-oriented funds it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by a portfolio manager and MFS’ large group of equity research analysts.

Effective September 13, 2005, the following information replaces the seventh paragraph found under Principal Investment Strategies and Risks on page 42:

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk, Over-the-Counter Risk and Leveraging Risk.

Effective September 13, 2005, the following information replaces similar information found on page 43 for American Century:

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 26.25% for the quarter ended December 31, 1999 and the lowest was –16.11% for the quarter ended September 30, 1998.

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares MFS’ investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Since Inception (3/96)
MFS Composite Class N*	17.14%		1.61%	8.38%

MSCI EAFE^	20.25%	–	1.13%	5.62%

*	MFS’ Similar Account Performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Overseas Fund’s N share class, including sales loads. The bar chart is based on Class N expenses. MFS replaced American Century Global Investment Management, Inc. as one of the Fund’s Sub-Advisers on September 13, 2005. The composite performance does not represent the historical performance of the MassMutual Select Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

Effective September 13, 2005, the following information supplements the information found in the section titled Summary of Principal Risks:

•	Over-the-Counter Risk. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and funds that invest in these stocks may experience difficulty in purchasing or selling these securities at a fair price.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled About the Investment Adviser and Sub-Advisers:

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages a portion of the portfolio of the Overseas Fund. MFS had approximately $150 billion in assets under management as of June 30, 2005. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

David R. Mannheim is a portfolio manager of a portion of the Overseas Fund. Mr. Mannheim, a Senior Vice President of MFS, is a Director of Equity Portfolio Management and serves on MFS’ Investment Management Committee. Mr. Mannheim joined MFS in 1988 as an equity research analyst following non-U.S. securities before becoming a portfolio manager in 1992. Prior to joining MFS, Mr. Mannheim worked as a lending officer for Midatlantic National Bank.

Marcus L. Smith is a portfolio manager of a portion of the Overseas Fund. Mr. Smith, a Senior Vice President of MFS, is a Director of Asian Research. Mr. Smith joined MFS in 1994 as an equity research analyst following European securities before becoming a portfolio manager in 2001. Prior to joining MFS, Mr. Smith was a Senior Consultant for Andersen Consulting.

The following information supplements the information for Western Asset found in the section titled About the Investment Adviser and Sub-Advisers:

Western Asset Management Company Limited (“WAML”), a United Kingdom corporation, is located at 115 Bishopgate, London, UK EC2M3XG. WAML manages the non-U.S. dollar denominated investments of the Strategic Bond Fund and of the portion of the portfolio of the Strategic Balanced Fund managed by Western Asset. WAML provides investment advice to mutual funds and other entities and is a wholly owned subsidiary of Legg Mason, Inc. As of June 30, 2005 WAML managed approximately $56.4 billion in assets.

Detlev Schlichter is a portfolio manager of a portion of the Strategic Bond Fund and the Strategic Balanced Fund. Mr. Schlichter has been employed by WAML as a Portfolio Manager since December 2001. Prior to that he was the Director of European Bond Team, Merrill Lynch Investment Managers, 1998-2001.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled Investment Performance:

MFS. Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser of a portion of the Overseas Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by MFS.

The following information supplements the information found under the heading “Issuer Diversification” in the section titled Additional Investment Policies and Risk Considerations:

The Indexed Equity Fund is hereby deleted from the list of Funds identified as being non-diversified.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001N-05-2

MASSMUTUAL SELECT FUNDS

Supplement dated September 13, 2005 to the

L Shares Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information supplements the information found in the second paragraph found under Principal Investment Strategies and Risks on page 4 for the Strategic Bond Fund and the third paragraph found under Principal Investment Strategies and Risks on page 6 for the Strategic Balanced Fund:

Western Asset Management Company Limited (“WAML”), an affiliate of Western Asset, has sub-advisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset will determine the portion of the Fund’s assets to be allocated to non-U.S. dollar denominated securities from time to time. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes relevant.

Effective September 13, 2005, Massachusetts Financial Services Company (“MFS”) will replace American Century Global Investment Management, Inc. (“American Century”) as one of the Overseas Fund’s Sub-Advisers.

Effective September 13, 2005, the following information replaces the first four paragraphs found under Principal Investment Strategies and Risks on page 42:

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, Massachusetts Financial Services Company (“MFS”) and Harris Associates L.P. (“Harris”), are each responsible for a portion of the portfolio, but not necessarily equal weighted. Each focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins and/or capital efficiency. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

For MFS, a company’s principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in, a country, (b) has its principal securities trading markets in a country, (c) derives 50% of its total revenues from goods sold or services performed in the country, or (d) has 50% or more of its assets in the country.

MFS focuses on foreign countries that it believes have above average growth potential and that are also trading at a reasonable valuation. MFS may invest in securities traded in the Over-the-Counter (OTC) markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing its equity-oriented funds it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by a portfolio manager and MFS’ large group of equity research analysts.

Effective September 13, 2005, the following information replaces the seventh paragraph found under Principal Investment Strategies and Risks on page 42:

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk, Over-the-Counter Risk and Leveraging Risk.

Effective September 13, 2005, the following information replaces similar information found on page 43 for American Century:

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 26.38% for the quarter ended December 31, 1999 and the lowest was –16.00% for the quarter ended September 30, 1998 .

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares MFS’ investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Since Inception (3/96)
MFS Composite Class L*	18.69%		2.16%	8.95%

MSCI EAFE^	20.25%	–	1.13%	5.62%

*	MFS’ Similar Account Performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Overseas Fund’s L share class. The bar chart is based on Class L expenses. MFS replaced American Century Global Investment Management, Inc. as one of the Fund’s Sub-Advisers on September 13, 2005. The composite performance does not represent the historical performance of the MassMutual Select Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

Effective September 13, 2005, the following information supplements the information found in the section titled Summary of Principal Risks:

•	Over-the-Counter Risk. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and funds that invest in these stocks may experience difficulty in purchasing or selling these securities at a fair price.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled About the Investment Adviser and Sub-Advisers:

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages a portion of the portfolio of the Overseas Fund. MFS had approximately $150 billion in assets under management as of June 30, 2005. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

David R. Mannheim is a portfolio manager of a portion of the Overseas Fund. Mr. Mannheim, a Senior Vice President of MFS, is a Director of Equity Portfolio Management and serves on MFS’ Investment Management Committee. Mr. Mannheim joined MFS in 1988 as an equity research analyst following non-U.S. securities before becoming a portfolio manager in 1992. Prior to joining MFS, Mr. Mannheim worked as a lending officer for Midatlantic National Bank.

Marcus L. Smith is a portfolio manager of a portion of the Overseas Fund. Mr. Smith, a Senior Vice President of MFS, is a Director of Asian Research. Mr. Smith joined MFS in 1994 as an equity research analyst following European securities before becoming a portfolio manager in 2001. Prior to joining MFS, Mr. Smith was a Senior Consultant for Andersen Consulting.

The following information supplements the information for Western Asset found in the section titled About the Investment Adviser and Sub-Advisers:

Western Asset Management Company Limited (“WAML”), a United Kingdom corporation, is located at 115 Bishopgate, London, UK EC2M3XG. WAML manages the non-U.S. dollar denominated investments of the Strategic Bond Fund and of the portion of the portfolio of the Strategic Balanced Fund managed by Western Asset. WAML provides investment advice to mutual funds and other entities and is a wholly owned subsidiary of Legg Mason, Inc. As of June 30, 2005 WAML managed approximately $56.4 billion in assets.

Detlev Schlichter is a portfolio manager of a portion of the Strategic Bond Fund and the Strategic Balanced Fund. Mr. Schlichter has been employed by WAML as a Portfolio Manager since December 2001. Prior to that he was the Director of European Bond Team, Merrill Lynch Investment Managers, 1998-2001.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled Investment Performance:

MFS. Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser of a portion of the Overseas Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by MFS.

The following information supplements the information found under the heading “Issuer Diversification” in the section titled Additional Investment Policies and Risk Considerations:

The Indexed Equity Fund is hereby deleted from the list of Funds identified as being non-diversified.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001L-05-2

MASSMUTUAL SELECT FUNDS

Supplement dated September 13, 2005 to the

A Shares Prospectus dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements to the Prospectus. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information supplements the information found in the second paragraph found under Principal Investment Strategies and Risks on page 4 for the Strategic Bond Fund and the third paragraph found under Principal Investment Strategies and Risks on page 6 for the Strategic Balanced Fund:

Western Asset Management Company Limited (“WAML”), an affiliate of Western Asset, has sub-advisory responsibility for Western Asset’s non-U.S. dollar denominated investments. Western Asset will determine the portion of the Fund’s assets to be allocated to non-U.S. dollar denominated securities from time to time. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes relevant.

Effective September 13, 2005, Massachusetts Financial Services Company (“MFS”) will replace American Century Global Investment Management, Inc. (“American Century”) as one of the Overseas Fund’s Sub-Advisers.

Effective September 13, 2005, the following information replaces the first four paragraphs found under Principal Investment Strategies and Risks on page 42:

The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of foreign companies, including companies located in Europe, Latin America and Asia. The Fund’s two Sub-Advisers, Massachusetts Financial Services Company (“MFS”) and Harris Associates L.P. (“Harris”), are each responsible for a portion of the portfolio, but not necessarily equal weighted. Each focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins and/or capital efficiency. The Sub-Advisers also consider the macroeconomic outlook for various regional economies.

For MFS, a company’s principal activities are determined to be located in a particular country if the company (a) is organized under the laws of, and maintains a principal office in, a country, (b) has its principal securities trading markets in a country, (c) derives 50% of its total revenues from goods sold or services performed in the country, or (d) has 50% or more of its assets in the country.

MFS focuses on foreign countries that it believes have above average growth potential and that are also trading at a reasonable valuation. MFS may invest in securities traded in the Over-the-Counter (OTC) markets.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing its equity-oriented funds it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management’s abilities) performed by a portfolio manager and MFS’ large group of equity research analysts.

Effective September 13, 2005, the following information replaces the seventh paragraph found under Principal Investment Strategies and Risks on page 42:

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Growth Company Risk, Over-the-Counter Risk and Leveraging Risk.

Effective September 13, 2005, the following information replaces similar information found on page 43 for American Century:

MFS Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by MFS for accounts with investment objectives, policies and investment strategies similar to that of the Fund.

During the periods shown above, the highest quarterly return was 26.32% for the quarter ended December 31, 1999 and the lowest was –16.05% for the quarter ended September 30, 1998 .

MFS Average Annual Total Returns for

Similar Accounts*

(for the periods ended December 31, 2004)

The table compares MFS’ investment results for accounts with investment objectives, policies and investment strategies similar to that of the Fund to that of an index measuring the broad market over different time periods.

	One Year	Five Years		Since Inception (3/96)
MFS Composite Class A*	11.62%		0.71%	8.05%

MSCI EAFE^	20.25%	–	1.13%	5.62%

*	MFS’ Similar Account Performance is a composite of all portfolios managed by MFS with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of each of the Overseas Fund’s A share class, including sales loads. The bar chart is based on Class A expenses. MFS replaced American Century Global Investment Management, Inc. as one of the Fund’s Sub-Advisers on September 13, 2005. The composite performance does not represent the historical performance of the MassMutual Select Overseas Fund. Historical performance should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.
^	MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by investors.

Effective September 13, 2005, the following information supplements the information found in the section titled Summary of Principal Risks:

•	Over-the-Counter Risk. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and funds that invest in these stocks may experience difficulty in purchasing or selling these securities at a fair price.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled About the Investment Adviser and Sub-Advisers:

Massachusetts Financial Services Company (“MFS”), located at 500 Boylston Street, Boston, Massachusetts 02116, manages a portion of the portfolio of the Overseas Fund. MFS had approximately $150 billion in assets under management as of June 30, 2005. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization).

David R. Mannheim is a portfolio manager of a portion of the Overseas Fund. Mr. Mannheim, a Senior Vice President of MFS, is a Director of Equity Portfolio Management and serves on MFS’ Investment Management Committee. Mr. Mannheim joined MFS in 1988 as an equity research analyst following non-U.S. securities before becoming a portfolio manager in 1992. Prior to joining MFS, Mr. Mannheim worked as a lending officer for Midatlantic National Bank.

Marcus L. Smith is a portfolio manager of a portion of the Overseas Fund. Mr. Smith, a Senior Vice President of MFS, is a Director of Asian Research. Mr. Smith joined MFS in 1994 as an equity research analyst following European securities before becoming a portfolio manager in 2001. Prior to joining MFS, Mr. Smith was a Senior Consultant for Andersen Consulting.

The following information supplements the information for Western Asset found in the section titled About the Investment Adviser and Sub-Advisers:

Western Asset Management Company Limited (“WAML”), a United Kingdom corporation, is located at 115 Bishopgate, London, UK EC2M3XG. WAML manages the non-U.S. dollar denominated investments of the Strategic Bond Fund and of the portion of the portfolio of the Strategic Balanced Fund managed by Western Asset. WAML provides investment advice to mutual funds and other entities and is a wholly owned subsidiary of Legg Mason, Inc. As of June 30, 2005 WAML managed approximately $56.4 billion in assets.

Detlev Schlichter is a portfolio manager of a portion of the Strategic Bond Fund and the Strategic Balanced Fund. Mr. Schlichter has been employed by WAML as a Portfolio Manager since December 2001. Prior to that he was the Director of European Bond Team, Merrill Lynch Investment Managers, 1998-2001.

Effective September 13, 2005, the following information replaces the information for American Century found in the section titled Investment Performance:

MFS. Performance data shown for MFS is based on a composite of all substantially similar portfolios managed by MFS, the Sub-Adviser of a portion of the Overseas Fund, adjusted to reflect the fees and expenses of each of the Fund’s share classes. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by MFS.

The following information supplements the information found under the heading “Issuer Diversification” in the section titled Additional Investment Policies and Risk Considerations:

The Indexed Equity Fund is hereby deleted from the list of Funds identified as being non-diversified.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001A-05-2

MASSMUTUAL SELECT FUNDS

Supplement dated September 13, 2005 to the

Statement of Additional Information dated April 1, 2005

This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information.

The following information supplements the information found on page B-21 under the heading “Foreign Securities” in the section titled Additional Investment Policies:

The Strategic Bond Fund is hereby added to the list of Funds specifically identified.

The following information replaces similar information found on page B-24 in the section titled Additional Investment Policies:

Non-diversification of OTC 100 Fund, Focused Value Fund, Value Equity Fund and Aggressive Growth Fund

As “non-diversified” funds, the OTC 100 Fund, the Focused Value Fund, the Value Equity Fund and the Aggressive Growth Fund are not limited under the 1940 Act in the percentage of their assets that they may invest in any one issuer. However, each Fund intends to comply with the diversification standards applicable to regulated investment companies under the Code. In order to meet those standards, among other requirements, at the close of each quarter of its taxable year (a) at least 50% of the value of the Fund’s total assets must be represented by one or more of the following: (i) cash and cash items, including receivables; (ii) Government securities; (iii) securities of other regulated investment companies; and (iv) securities (other than those in items (ii) and (iii) above) of any one or more issuers as to which the Fund’s investment in an issuer does not exceed 5% of the value of the Fund’s total assets (valued at the time of investment); and does not exceed 10% of the outstanding voting securities of that issuer and (b) not more than 25% of its total assets (valued at the time of investment) may be invested in the securities of any one issuer (other than Government securities or securities of other regulated investment companies).

Since each of these Funds may invest more than 5% of its assets in a single portfolio security, the appreciation or depreciation of such a security will have a greater impact on the net asset value of the Fund, and the net asset value per share of the Fund can be expected to fluctuate more than would the net asset value of a comparable “diversified” fund. The OTC 100 Fund is deemed “non-diversified” because its investment objective is to replicate a particular index, and the Fund will purchase each company in the index in proportion to its proportionate representation in the index.

The following information supplements the information found on page B-36 under the heading “Disinterested Trustees” in the section titled Management of the Trust:

Richard W. Greene is Chairman and Trustee of the Trust

The following information supplements the information found on pages B-37 and B-38 under the heading “Interested Trustees” in the section titled Management of the Trust:

The information for Stuart H. Reese is hereby deleted.

Robert E. Joyal is Vice Chairman and Trustee of the Trust.

The following information supplements the information found on pages B-38 and B-39 under the heading “Principal Officers” in the section titled Management of the Trust:

Kristin Bushard	Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 38
Officer since 2005
Officer of 59 portfolios in fund complex

Managing Director (since 2003), MassMutual; Assistant Vice President (2000-2003), Allmerica Asset Management; Vice President (since 2005), MassMutual Premier Funds (open-end investment company); Vice President (since 2005), MML Series Investment Fund (open-end investment company); Vice President (since 2005), MML Series Investment Fund II (open-end investment company).

The following information supplements the information found in Appendix B—Proxy Voting Policies:

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission’s website at http://www.sec.gov.

The following information supplements the information found in Appendix C—Additional Portfolio Manager Information:

Massachusetts Financial Services Company

The portfolio managers for the Overseas Fund (the “Fund”) are David Mannheim and Marcus Smith.

Other Accounts Managed*:

David Mannheim

‘40 Act #Funds	TNA	Other Pooled #Funds	TNA	Non-Pooled #Funds	TNA
15	$6,980,735,736.83	3	$867,606,740.09	68	$10,438,449,131.40

Performance Based:
				8	$1,017,434,176.41

Marcus Smith

‘40 Act #Funds	TNA	Other Pooled #Funds	TNA	Non-Pooled #Funds	TNA
9	$5,692,122,844.20	0	$0	22	$2,260,481,837.63

Performance Based:
				2	$20,612,714.86

*	As of 5/31/05

TNA	= Total Net Assets

Compensation:

Portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary—Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

•	Performance Bonus—Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

—	The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices, with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

—	The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual’s tenure at MFS and salary level as well as other factors.

Ownership of Fund Shares:

None

Potential Conflicts of Interest:

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts. In certain instances there may be securities which are suitable for a Fund’s portfolio as well as for accounts with similar investment objectives of MFS or subsidiary of MFS. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund. MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund—for instance, those that pay a higher advisory fee and/or have a performance fee.

Western Asset Management Company Limited

The portfolio manager for the Strategic Bond Fund and the Strategic Balanced Fund is Detlev Schlichter.

Other Accounts:

As of June 30, 2005, in addition to the Funds, Detlev Schlichter was responsible for the day-to-day management of certain other accounts, as follows:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based
Registered Investment Companies	2	$139,034,884	0	$0
Other Pooled Investment Vehicles	2	$261,864,226	0	$0
Other Accounts	63	$17,671,603,257	6	$2,056,077,026

Potential Conflicts of Interest:

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a Portfolio’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of a Portfolio’s trades.

It is possible that an investment opportunity may be suitable for both a Portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a Portfolio because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Advisers have adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Portfolios, the Advisers determine which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a Portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a Portfolio or the other account(s) involved. Additionally, the management of multiple Portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Portfolio and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of a Portfolio. For example, a portfolio manager could short sell a security for an account immediately prior to a Portfolio’s sale of that security. To address this conflict, the Advisers have adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sales) with long only accounts (which include the Portfolios) for timing and pattern related issues. Trading decisions for alternative investment and long only accounts may not be identical even though the same portfolio manager may manage both types of accounts. Whether the Adviser allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long only accounts, then it will be allocated to both on a pro-rata basis.

A portfolio manager may also face other potential conflicts of interest in managing a Portfolio, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both a Portfolio and the other accounts listed above.

Compensation of Portfolio Managers:

With respect to the compensation of the portfolio managers, the Advisers’ compensation system assigns each employee a total compensation “target” and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Advisers, and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Portfolio) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the Adviser, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Adviser’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

Portfolio Manager Ownership of Portfolio Securities:

The following table provides the dollar range of securities beneficially owned by the portfolio manager as of June 30, 2005:

Portfolio Manager	Dollar Range of Portfolio Securities Beneficially Owned
Detlev Schlichter	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001-05-1